Derivatives - Fair Value of Derivative Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 29,742	$ 33,558	$ 10,152
Derivative Liabilities	304,714	132,808	204,848
Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	29,742	33,558	10,152
Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	304,714	132,808	204,848
Designated Hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	26,056	31,989	8,009
Designated Hedges | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	7,020	6,193	39,101
Non-Designated Hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	3,686	1,569	2,143
Non-Designated Hedges | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	297,694	126,615	165,747
Foreign exchange contracts | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	26,726	32,196	8,984
Foreign exchange contracts | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	7,856	6,404	44,408
Foreign exchange contracts | Designated Hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	25,819	31,127	8,009
Foreign exchange contracts | Designated Hedges | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	6,965	6,193	39,101
Foreign exchange contracts | Non-Designated Hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	907	1,069	975
Foreign exchange contracts | Non-Designated Hedges | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	891	211	5,307
Forward Contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	111,284
Forward Contracts | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	111,284	0
Forward Contracts | Designated Hedges | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	0	0
Forward Contracts | Non-Designated Hedges | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	111,284	0
Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	394	1,362	1,168
Derivative Liabilities	185,574	126,404	160,440
Interest rate contracts | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	394	1,362	1,168
Interest rate contracts | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	185,574	126,404	160,440
Interest rate contracts | Designated Hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	237	862	0
Interest rate contracts | Designated Hedges | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	55	0	0
Interest rate contracts | Non-Designated Hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	157	500	1,168
Interest rate contracts | Non-Designated Hedges | Accrued and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	185,519	126,404	$ 160,440
Swap
Derivatives, Fair Value [Line Items]
Derivative Assets	2,622
Swap | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	2,622	0
Swap | Designated Hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Swap | Non-Designated Hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 2,622	$ 0